Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of Property, Plant and Equipment Useful Lives

Land is not depreciated. Depreciation on fixed assets is computed using the straight-line method over their estimated useful lives, as follows:

Buildings	33 years
Facilities and leasehold improvements	5-10 years
Machinery and equipment	3-10 years
Computer and R&D equipment	3-6 years
Other	2-5 years

Actual and Past Revenues for Multiple Deliverable Arrangements

The actual and past revenues for multiple deliverable arrangements are:

In millions of U.S. dollars	2013	2012	2011
Licenses and process documentation	—	9	56
Training and support services	2	9	14

Total Revenues under Multiple Deliverable Arrangements	2	18	70